Pensions and other post-employment benefits - Summary of Weighted Average Duration Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension benefits
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Weighted average duration of the defined benefit obligation	11,000,000	12,000,000	15,000,000
Post-retirement benefits
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Weighted average duration of the defined benefit obligation	10,000,000	10,000,000	12,000,000